Summary of Significant Accounting Policies - Narrative (Details)		1 Months Ended					3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended		67 Months Ended	79 Months Ended
	Jan. 07, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2018 shares	Oct. 31, 2017 USD ($)	May 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) segment shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Sep. 15, 2022 USD ($)	Sep. 30, 2018
Overstatement of net loss								$ 3,300,000	$ 3,300,000	$ 3,300,000
Income tax expense (benefit)											$ (215,937)	$ (145,974)
Accumulated deficit							$ (193,929,176)	(180,670,826)	(180,670,826)	(193,929,176)	209,153,659	165,718,953	$ 209,153,659	$ 209,153,659
Net loss							13,347,771	$ 6,937,910	$ 15,127,708	28,475,479	43,862,197	35,400,807
Cash, cash equivalents and short term investments											$ 39,000,000.0		39,000,000.0	39,000,000.0
Derivative warrant liability												11,020
Number of operating segments | segment											1
Cash balance insured											$ 250,000	250,000	250,000	250,000
Cash balance uninsured											7,800,000		7,800,000	7,800,000
Unrecognized tax benefit											0	0	0	0
Revenue											370,176	2,112,806
Allowable expenses incurred under NIH grant											40,000.00	$ 30,000.00
Customer deposits											$ 1,600,000		$ 1,600,000	$ 1,600,000
Shattuck
License fee received						$ 50,000
Pelican Therapeutics, Inc.
Percentage of non-controlling interest acquired											15.00%	15.00%	15.00%	15.00%
Grant and contract revenue | Maximum
Amount awarded from NIH grant	$ 200,000
Lab equipment
Reimbursement Included in operating lease right of use asset															$ 10,200,000
Reimbursement of expenses, capitalized															$ 13,200,000
Common stock warrants
Warrants exchanged | shares											0	0
Revision of Prior Period
Income tax expense (benefit)							$ 300,000			$ 300,000
Heat I
Ownership interest in subsidiary			100.00%
Pelican Therapeutics, Inc.
Ownership interest in subsidiary			85.00%								85.00%	85.00%	85.00%	85.00%		80.00%
Heat I, Inc. and Pelican
Shares issued in acquisition | shares			35,000
Pelican Therapeutics, Inc.
Contingent consideration liability, written off											$ 3,300,000
Pelican Therapeutics, Inc. | Grant and contract revenue
Revenue											15,200,000		$ 15,200,000	$ 15,200,000
Remaining grant amount receivable											$ 1,500,000		$ 1,500,000	$ 1,500,000
Pelican Therapeutics, Inc. | Grant and contract revenue | Tranche 1
Revenue					$ 1,800,000
Pelican Therapeutics, Inc. | Grant and contract revenue | Tranche 2
Revenue				$ 6,500,000
Pelican Therapeutics, Inc. | Grant and contract revenue | Tranche 3
Revenue		$ 5,400,000
Pelican Therapeutics, Inc. | Grant and contract revenue | Maximum
Amount awarded from CPRIT grant						$ 15,200,000